Bank borrowings (Details Narrative) - ZHEJIANG TIANLAN - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Borrowed By The Company
Interest fixed rates	4.05%	3.85%
Interest paid	¥ 32,000	¥ 408,000	¥ 253,000
Borrowed By Subsidiaries Company
Interest fixed rates	5.30%	4.85%
Interest paid	¥ 221,000	¥ 218,000	¥ 427,000